Expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 203,968	$ 267,803
Total on- and off-balance sheet	$ 862,564	$ 916,166
ECL coverage	0.35%	0.31%
Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 194,162	$ 257,080
ECL coverage	0.23%	0.13%
Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 15,646	$ 13,016
ECL coverage	0.04%	0.03%
Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 8,561	$ 7,743
ECL coverage	0.06%	0.07%
Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 24,207	$ 20,758
ECL coverage	0.05%	0.04%
Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 65,722	$ 68,798
ECL coverage	0.45%	0.31%
Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 16,914	$ 16,511
ECL coverage	0.51%	0.46%
Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 82,636	$ 85,308
ECL coverage	0.46%	0.34%
Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 8,329	$ 65,395
ECL coverage	0.04%	0.02%
Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 12,800	$ 12,943
ECL coverage	0.07%	0.07%
Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,619	$ 2,613
ECL coverage	0.00%	0.05%
Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,602	$ 1,968
ECL coverage	0.06%	0.11%
Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 165	$ 153
ECL coverage	0.00%	0.00%
Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 29,450	$ 34,281
ECL coverage	0.02%	0.01%
Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 33,355	$ 33,659
ECL coverage	0.10%	0.06%
Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 87,319	$ 151,013
ECL coverage	0.05%	0.03%
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.10%
Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.16%	0.12%
Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.04%	0.03%
Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.07%
Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.04%
Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.32%	0.28%
Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.38%	0.39%
Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.33%	0.30%
Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.01%	0.00%
Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.07%	0.07%
Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.05%
Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.11%
Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.00%
Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.02%	0.01%
Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.05%
Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.04%	0.02%
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 193,281	$ 258,333
Total on- and off-balance sheet	$ 816,422	$ 874,662
ECL coverage	0.07%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 183,475	$ 247,610
ECL coverage	0.10%	0.07%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 15,348	$ 12,757
ECL coverage	0.03%	0.02%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 7,280	$ 6,591
ECL coverage	0.12%	0.13%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 22,628	$ 19,348
ECL coverage	0.06%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 59,797	$ 63,753
ECL coverage	0.19%	0.17%
Twelve-month expected credit losses | Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 15,616	$ 15,531
ECL coverage	0.23%	0.23%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 75,412	$ 79,284
ECL coverage	0.20%	0.18%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 8,304	$ 65,298
ECL coverage	0.01%	0.00%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 12,158	$ 12,361
ECL coverage	0.06%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,619	$ 2,512
ECL coverage	0.02%	0.05%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,562	$ 1,770
ECL coverage	0.00%	0.02%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 165	$ 153
ECL coverage	0.00%	0.00%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 28,817	$ 33,880
ECL coverage	0.02%	0.01%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 32,810	$ 33,004
ECL coverage	0.05%	0.05%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 85,435	$ 148,978
ECL coverage	0.03%	0.02%
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 9,946	$ 8,867
Total on- and off-balance sheet	$ 38,625	$ 34,346
ECL coverage	1.06%	1.12%
Lifetime expected credit losses | Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 9,946	$ 8,867
ECL coverage	1.23%	1.29%
Lifetime expected credit losses | Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 295	$ 245
ECL coverage	0.45%	0.16%
Lifetime expected credit losses | Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,282	$ 1,051
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,577	$ 1,296
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 5,553	$ 4,860
ECL coverage	1.64%	1.73%
Lifetime expected credit losses | Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 998	$ 732
ECL coverage	2.77%	3.86%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 6,552	$ 5,592
ECL coverage	1.81%	2.01%
Lifetime expected credit losses | Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 64
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 638	$ 578
ECL coverage	0.36%	0.34%
Lifetime expected credit losses | Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 101
ECL coverage	0.00%	0.06%
Lifetime expected credit losses | Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 40	$ 198
ECL coverage	2.16%	0.89%
Lifetime expected credit losses | Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 611	$ 401
ECL coverage	0.04%	0.05%
Lifetime expected credit losses | Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 527	$ 635
ECL coverage	0.35%	0.19%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,817	$ 1,978
ECL coverage	0.29%	0.26%
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 731	$ 546
Total on- and off-balance sheet	$ 6,712	$ 6,248
ECL coverage	26.87%	27.20%
Lifetime expected credit losses | Stage 3 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 731	$ 546
ECL coverage	17.03%	7.33%
Lifetime expected credit losses | Stage 3 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 3	$ 13
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 101
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 3	$ 114
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 362	$ 141
ECL coverage	24.32%	17.18%
Lifetime expected credit losses | Stage 3 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 300	$ 242
ECL coverage	7.47%	2.75%
Lifetime expected credit losses | Stage 3 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 663	$ 383
ECL coverage	16.69%	8.07%
Lifetime expected credit losses | Stage 3 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 25	$ 33
ECL coverage	8.75%	21.51%
Lifetime expected credit losses | Stage 3 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 3	$ 4
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 21	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 17	$ 12
ECL coverage	83.11%	17.81%
Lifetime expected credit losses | Stage 3 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 66	$ 48
ECL coverage	21.13%	18.82%
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 10	$ 57
Total on- and off-balance sheet	$ 804	$ 910
ECL coverage	26.79%	27.03%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 10	$ 57
ECL coverage	34.89%	15.10%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 10	$ 43
ECL coverage	34.89%	3.77%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 5
ECL coverage	0.00%	95.81%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 10	$ 48
ECL coverage	34.89%	13.53%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 8
ECL coverage	0.00%	24.38%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 8
ECL coverage	0.00%	24.38%